Brumadinho dam failure (Details) t in Millions, R$ in Millions, $ in Millions		12 Months Ended
	Jan. 25, 2019 item km t	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)
Brumadinho's dam failure
Tailings released extension (in km) | km	315
Number of fatalities or presumed fatalities | item	270
Mass of iron ore waste (in metric tons) | t	11.7
Brumadinho event		R$ 28,818	$ 7,402